Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	$ 40,430
Balance at end of period	40,421	$ 40,430
Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(4,585)	(4,358)
Effect of movements in foreign exchange	123	192
Amortization	(320)	(644)
Impairment	(2)	(176)
Disposals through sale and derecognition	266	73
Disposals through the sale of subsidiaries		3
Transfer (to)/from other asset categories and other movements	95	326
Balance at end of period	(4,421)	(4,585)
Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	45,015	45,885
Effect of movements in foreign exchange	(316)	(1,289)
Acquisitions and expenditures	444	760
Disposals through sale and derecognition	(272)	(98)
Disposals through the sale of subsidiaries		(3)
Transfer (to)/from other asset categories and other movements	(28)	(240)
Balance at end of period	44,842	45,015
Brands [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	38,320
Balance at end of period	38,262	38,320
Brands [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(89)
Balance at end of period	(89)	(89)
Brands [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	38,409
Effect of movements in foreign exchange	(113)
Acquisitions and expenditures	9
Disposals through sale and derecognition	(2)
Transfer (to)/from other asset categories and other movements	47
Balance at end of period	38,351	38,409
Commercial intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	749
Balance at end of period	796	749
Commercial intangibles [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(2,083)
Effect of movements in foreign exchange	19
Amortization	(78)
Impairment	0
Disposals through sale and derecognition	35
Transfer (to)/from other asset categories and other movements	113
Balance at end of period	(1,993)	(2,083)
Commercial intangibles [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	2,832
Effect of movements in foreign exchange	(24)
Acquisitions and expenditures	181
Disposals through sale and derecognition	(35)
Transfer (to)/from other asset categories and other movements	(164)
Balance at end of period	2,789	2,832
Software [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	1,057
Balance at end of period	958	1,057
Software [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(2,380)
Effect of movements in foreign exchange	100
Amortization	(231)
Impairment	(1)
Disposals through sale and derecognition	229
Transfer (to)/from other asset categories and other movements	(17)
Balance at end of period	(2,300)	(2,380)
Software [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	3,437
Effect of movements in foreign exchange	(138)
Acquisitions and expenditures	26
Disposals through sale and derecognition	(229)
Transfer (to)/from other asset categories and other movements	162
Balance at end of period	3,258	3,437
Other [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	304
Balance at end of period	405	304
Other [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(32)
Effect of movements in foreign exchange	4
Amortization	(11)
Impairment	0
Disposals through sale and derecognition	2
Transfer (to)/from other asset categories and other movements	(1)
Balance at end of period	(39)	(32)
Other [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	336
Effect of movements in foreign exchange	(41)
Acquisitions and expenditures	228
Disposals through sale and derecognition	(6)
Transfer (to)/from other asset categories and other movements	(73)
Balance at end of period	$ 444	$ 336